Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Fair Value Measurements [Abstract]
Schedule of Financial Liabilities that are Measured at Fair Value on a Recurring Basis	The following table presents the fair value of the Company’s financial liabilities that are measured at fair value on a recurring basis (in thousands):
December 31, 2023
	Fair	Hierarchy Level
	Value	Level 1	Level 2	Level 3
Liabilities:
Warrant liability on PodcastOne bridge loan	$-	$-	$-	$-
Bifurcated embedded derivative on PodcastOne bridge loan	-	-	-	-
	$-	$-	$-	$-
	March 31, 2023
	Fair	Hierarchy Level
	Value	Level 1	Level 2	Level 3
Liabilities:
Warrant liability on PodcastOne bridge loan	$2,817	$-	$-	$2,817
Bifurcated embedded derivative on PodcastOne bridge loan	1,950	-	-	1,950
	$4,767	$-	$-	$4,767
The following table presents the fair value of the Company’s financial liabilities that are measured at fair value on a recurring basis (in thousands):
	March 31, 2023
	Fair	Hierarchy Level
	Value	Level 1	Level 2	Level 3
Liabilities:
Warrant liability on PodcastOne bridge loan	$2,817	$-	$-	$2,817
Bifurcated embedded derivative on PodcastOne bridge loan	1,950	-	-	1,950
	$4,767	$-	$-	$4,767

Schedule of Financial Liabilities that are Measured at Level 3 within the Fair Value Hierarchy	The following table presents a reconciliation of the Company’s financial liabilities that are measured at Level 3 within the fair value hierarchy (in thousands):
Amount
Balance at March 31, 2023	$4,767
Change in fair value of bifurcated embedded derivatives, reported in earnings	7,603
Reclassification of warrant liability to equity	(9,116)
Conversion of bifurcated embedded derivative into common stock	(3,254)
Balance as of December 31, 2023	$-
The following table presents a reconciliation of the Company’s financial liabilities that are measured at Level 3 within the fair value hierarchy (in thousands):
Amount
Balance at March 31, 2022	$-
Embedded derivative and warrant issued in connection with PodcastOne Bridge Loan	4,308
Change in fair value of bifurcated embedded derivatives, reported in earnings	459
Balance as of March 31, 2023	$4,767